Financial instruments and financial risk management - Credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and financial risk management [line items]
Cash and cash equivalents	$ 34,929	$ 71,473	$ 42,980
Trade receivables	27,001	28,750
Total Financial assets	61,930	100,223
Credit risk
Financial instruments and financial risk management [line items]
Cash and cash equivalents	34,929	71,473
Trade receivables	27,001	28,750
Total Financial assets	$ 61,930	$ 100,223